UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Kacela Capital, LLC

Address:  7 Times Square, 25th Floor
          New York, NY 10036


13F File Number: 028-14244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven DiMartino
Title:  Chief Financial Officer
Phone:  212-634-6402


Signature, Place and Date of Signing:


/s/ Steven DiMartino         New York, New York           November 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                                Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 79,726
                                        (thousands)


List of Other Included Managers:

No.              Form 13F         File Number

(1)              028-14245        Kacela Offshore Fund, Ltd.

                                FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2  COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6       COLUMN 7           COLUMN 8

                               TITLE                   VALUE   SHRS OR SH/ PUT/   INVESTMENT      OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000) PRN AMT PRN CALL   DISCRETION      MANAGERS     SOLE    SHARED  NONE

AMERICAN EAGLE OUTFITTERS NE   COM        02553E106     1,502  128,145 SH         SOLE                        128,145
AMERICAN EAGLE OUTFITTERS NE   COM        02553E106     1,871  159,665 SH         SHARED-DEFINED     (1)      159,665
APPLE INC                      COM        037833100     1,420    3,725 SH         SOLE                          3,725
APPLE INC                      COM        037833100     1,784    4,679 SH         SHARED-DEFINED     (1)        4,679
BALLY TECHNOLOGIES INC         COM        05874B107       911   33,756 SH         SOLE                         33,756
BALLY TECHNOLOGIES INC         COM        05874B107     1,113   41,244 SH         SHARED-DEFINED     (1)       41,244
BEST BUY INC                   COM        086516101     1,871   80,300     PUT    SOLE                         80,300
BEST BUY INC                   COM        086516101     2,323   99,700     PUT    SHARED-DEFINED     (1)       99,700
BUCKLE INC                     COM        118440106     1,147   29,816 SH         SOLE                         29,816
BUCKLE INC                     COM        118440106     1,440   37,440 SH         SHARED-DEFINED     (1)       37,440
COACH INC                      COM        189754104       330    6,360 SH         SOLE                          6,360
COACH INC                      COM        189754104       411    7,922 SH         SHARED-DEFINED     (1)        7,922
COLGATE PALMOLIVE CO           COM        194162103       987   11,130 SH         SOLE                         11,130
COLGATE PALMOLIVE CO           COM        194162103     1,230   13,870 SH         SHARED-DEFINED     (1)       13,870
COLLECTIVE BRANDS INC          COM        19421W100       417   32,152 SH         SOLE                         32,152
COLLECTIVE BRANDS INC          COM        19421W100       516   39,848 SH         SHARED-DEFINED     (1)       39,848
DARDEN RESTAURANTS INC         COM        237194105     1,232   28,817 SH         SOLE                         28,817
DARDEN RESTAURANTS INC         COM        237194105     1,547   36,183 SH         SHARED-DEFINED     (1)       36,183
DIGITAL RIV INC                COM        25388B104       271   13,082 SH         SOLE                         13,082
DIGITAL RIV INC                COM        25388B104       338   16,296 SH         SHARED-DEFINED     (1)       16,296
DOLLAR TREE INC                COM        256746108       996   13,256 SH         SOLE                         13,256
DOLLAR TREE INC                COM        256746108     1,241   16,519 SH         SHARED-DEFINED     (1)       16,519
DR PEPPER SNAPPLE GROUP INC    COM        26138E109     1,771   45,664 SH         SOLE                         45,664
DR PEPPER SNAPPLE GROUP INC    COM        26138E109     2,223   57,336 SH         SHARED-DEFINED     (1)       57,336
EXPRESS INC                    COM        30219E103       964   47,509 SH         SOLE                         47,509
EXPRESS INC                    COM        30219E103     1,201   59,191 SH         SHARED-DEFINED     (1)       59,191
FOOT LOCKER INC                COM        344849104       358   17,811 SH         SOLE                         17,811
FOOT LOCKER INC                COM        344849104       446   22,189 SH         SHARED-DEFINED     (1)       22,189
GENESCO INC                    COM        371532102       750   14,561 SH         SOLE                         14,561
GENESCO INC                    COM        371532102       930   18,039 SH         SHARED-DEFINED     (1)       18,039
HERSHEY CO                     COM        427866108     1,261   21,279 SH         SOLE                         21,279
HERSHEY CO                     COM        427866108     1,583   26,721 SH         SHARED-DEFINED     (1)       26,721
HIBBETT SPORTS INC             COM        428567101       362   10,687 SH         SOLE                         10,687
HIBBETT SPORTS INC             COM        428567101       451   13,313 SH         SHARED-DEFINED     (1)       13,313
HOT TOPIC INC                  COM        441339108       131   17,205 SH         SOLE                         17,205
HOT TOPIC INC                  COM        441339108       164   21,434 SH         SHARED-DEFINED     (1)       21,434
JONES GROUP INC                COM        48020T101       329   35,758 SH         SOLE                         35,758
JONES GROUP INC                COM        48020T101       407   44,242 SH         SHARED-DEFINED     (1)       44,242
LAUDER ESTEE COS INC           CL A       518439104       388    4,412 SH         SOLE                          4,412
LAUDER ESTEE COS INC           CL A       518439104       483    5,496 SH         SHARED-DEFINED     (1)        5,496
LOWES COS INC                  COM        548661107       691   35,721 SH         SOLE                         35,721
LOWES COS INC                  COM        548661107       856   44,279 SH         SHARED-DEFINED     (1)       44,279
MACYS INC                      COM        55616P104     1,225   46,551 SH         SOLE                         46,551
MACYS INC                      COM        55616P104     1,538   58,449 SH         SHARED-DEFINED     (1)       58,449
MADDEN STEVEN LTD              COM        556269108     1,516   50,368 SH         SOLE                         50,368
MADDEN STEVEN LTD              COM        556269108     1,879   62,432 SH         SHARED-DEFINED     (1)       62,432
MCDONALDS CORP                 COM        580135101     1,440   16,402 SH         SOLE                         16,402
MCDONALDS CORP                 COM        580135101     1,809   20,598 SH         SHARED-DEFINED     (1)       20,598
MELLANOX TECHNOLOGIES LTD      SHS        M51363113       278    8,901 SH         SOLE                          8,901
MELLANOX TECHNOLOGIES LTD      SHS        M51363113       346   11,079 SH         SHARED-DEFINED     (1)       11,079
NIKE INC                       CL B       654106103     1,137   13,299 SH         SOLE                         13,299
NIKE INC                       CL B       654106103     1,428   16,701 SH         SHARED-DEFINED     (1)       16,701
O REILLY AUTOMOTIVE INC NEW    COM        67103H107       742   11,130 SH         SOLE                         11,130
O REILLY AUTOMOTIVE INC NEW    COM        67103H107       924   13,870 SH         SHARED-DEFINED     (1)       13,870
PENNEY J C INC                 COM        708160106       425   15,868 SH         SOLE                         15,868
PENNEY J C INC                 COM        708160106       529   19,767 SH         SHARED-DEFINED     (1)       19,767
POLO RALPH LAUREN CORP         CL A       731572103       631    4,864 SH         SOLE                          4,864
POLO RALPH LAUREN CORP         CL A       731572103       792    6,109 SH         SHARED-DEFINED     (1)        6,109
RADIOSHACK CORP                COM        750438103     1,555  133,800     CALL   SOLE                        133,800
RADIOSHACK CORP                COM        750438103     1,931  166,200     CALL   SHARED-DEFINED     (1)      166,200
ROSS STORES INC                COM        778296103     1,221   15,517 SH         SOLE                         15,517
ROSS STORES INC                COM        778296103     1,533   19,483 SH         SHARED-DEFINED     (1)       19,483
SUCCESSFACTORS INC             COM        864596101       307   13,359 SH         SOLE                         13,359
SUCCESSFACTORS INC             COM        864596101       383   16,641 SH         SHARED-DEFINED     (1)       16,641
TARGET CORP                    COM        87612E106     1,917   39,089 SH         SOLE                         39,089
TARGET CORP                    COM        87612E106     2,388   48,705 SH         SHARED-DEFINED     (1)       48,705
TEMPUR PEDIC INTL INC          COM        88023U101       670   12,732 SH         SOLE                         12,732
TEMPUR PEDIC INTL INC          COM        88023U101       841   15,988 SH         SHARED-DEFINED     (1)       15,988
TERADATA CORP DEL              COM        88076W103       348    6,502 SH         SOLE                          6,502
TERADATA CORP DEL              COM        88076W103       433    8,098 SH         SHARED-DEFINED     (1)        8,098
TIFFANY & CO NEW               COM        886547108     1,628   26,763 SH         SOLE                         26,763
TIFFANY & CO NEW               COM        886547108     2,044   33,606 SH         SHARED-DEFINED     (1)       33,606
TRACTOR SUPPLY CO              COM        892356106       223    3,563 SH         SOLE                          3,563
TRACTOR SUPPLY CO              COM        892356106       277    4,437 SH         SHARED-DEFINED     (1)        4,437
TREEHOUSE FOODS INC            COM        89469A104       964   15,588 SH         SOLE                         15,588
TREEHOUSE FOODS INC            COM        89469A104     1,200   19,412 SH         SHARED-DEFINED     (1)       19,412
TRUE RELIGION APPAREL INC      COM        89784N104       592   21,940 SH         SOLE                         21,940
TRUE RELIGION APPAREL INC      COM        89784N104       721   26,760 SH         SHARED-DEFINED     (1)       26,760
UNITED RENTALS INC             COM        911363109       564   33,500 SH         SOLE                         33,500
UNITED RENTALS INC             COM        911363109       699   41,500 SH         SHARED-DEFINED     (1)       41,500

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